Thompson Hine

September 30, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Paradigm Funds, File Nos. 333-100507 and 811-21233

Dear Sir/Madam:

     On behalf of Paradigm Funds (the “Trust”), a registered investment company, we hereby submit, via electronic filing, a proxy statement/prospectus under the Securities Act of 1933, as amended, on Form N-14. The proxy statement/prospectus is filed in connection with the planned reorganization of the Paradigm Opportunity Fund, a series of the Trust, into the Paradigm Micro-Cap Fund, a series of the Trust.

     If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or the undersigned at (614) 469-3217.

Very truly yours, /s/ Philip B. Sineneng Philip B. Sineneng